OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2013
OTHER CURRENT LIABILITIES [Abstract]
Schedule of Other Current Liabilities
	As of December 31,
	2013	2012
Employees related liabilities	$25,957	$28,101
Interest payable (primarily in relation to debentures)	3,727	3,914
Other	4,267	4,225
	$33,951	$36,240